CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,293,206	$ 758,752	¥ 2,387,478
Restricted cash-current	477,099	68,390	812,000
Time Deposits	70,000	10,034
Short-term investments	8,414,348	1,206,151	4,587,610
Accounts receivable (net of allowance for doubtful accounts of RMB65,620 and RMB95,765 as of December 31, 2018 and 2019, respectively)	1,209,251	173,339	917,443
Prepayments and other current assets	2,326,920	333,551	813,403
Total current assets	17,790,824	2,550,217	9,517,934
Non-current assets:
Property and equipment, net	1,305,793	187,178	1,329,752
Intangible assets, net	886,565	127,084	1,099,945
Right-of-use assets, net	275,459	39,486
Land use rights, net	3,532	506	3,610
Goodwill	15,874,220	2,275,482	15,874,220
Long-term investments	6,086,511	872,468	3,365,906
Investment in convertible notes.	669,715	96,000
Long-term prepayments and other non-current assets	469,592	67,314	639,478
Total non-current assets	25,571,387	3,665,518	22,312,911
Total assets	43,362,211	6,215,735	31,830,845
Current liabilities:
Short-term loans	0
Short-term loans			812,794
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB297,774 and RMB383,504 as of December 31, 2018 and 2019, respectively)	1,042,697	149,465	887,558
Deferred revenues (including deferred revenues of the consolidated VIEs without recourse to the Company of RMB803,140 and RMB595,045 as of December 31, 2018 and 2019, respectively)	2,154,920	308,896	2,348,333
Customer advances (including customer advances of the consolidated VIEs without recourse to the Company of RMB239,622 and RMB337,952 as of December 31, 2018 and 2019, respectively)	1,986,108	284,698	1,465,169
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the Company of RMB35,583 and RMB77,417 as of December 31, 2018 and 2019, respectively)	698,104	100,069	250,231
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the Company of RMB295,430 and RMB320,769 as of December 31, 2018 and 2019, respectively)	753,267	107,977	642,445
Operating lease liabilities-current(including operating lease liabilities-current of the consolidated VIEs without recourse to the Company of nil and RMB108,211 as of December 31, 2018 and 2019, respectively)	137,310	19,683
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB312,681 and RMB535,823 as of December 31, 2018 and 2019, respectively)	1,053,007	150,943	878,368
Total current liabilities	7,825,413	1,121,731	7,284,898
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of RMB246,858 and RMB208,050 as of December 31, 2018 and 2019, respectively)	389,719	55,864	283,112
Operating lease liabilities-non-current(including operating lease liabilities-non-current of the consolidated VIEs without recourse to the Company of nil and RMB120,247 as of December 31, 2018 and 2019, respectively)	138,554	19,861
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Company of RMB nil as of both December 31, 2018 and 2019)			1,675
Total non-current liabilities	528,273	75,725	284,787
Total liabilities	8,353,686	1,197,456	7,569,685
Commitments and contingencies (Note 26)
Mezzanine equity:
Mezzanine classified noncontrolling interests	3,668,876	525,913	1,944,397
Total mezzanine equity	3,668,876	525,913	1,944,397
58.com Inc. shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized as of both December 31, 2018 and 2019; 296,444,579 (including 250,858,415 Class A and 45,586,164 Class B) and 299,277,413 (including 254,045,293 Class A and 45,232,120 Class B) shares issued and outstanding as of December 31, 2018 and 2019, respectively)	19	3	19
Additional paid-in capital	21,942,829	3,145,384	21,621,665
Retained earnings	8,892,773	1,274,730	439,514
Accumulated other comprehensive income/(loss)	95,903	13,747	(40,622)
Total 58.com Inc. shareholders' equity	30,931,524	4,433,864	22,020,576
Noncontrolling interests	408,125	58,502	296,187
Total shareholders' equity	31,339,649	4,492,366	22,316,763
Total liabilities, mezzanine equity and shareholders' equity	¥ 43,362,211	$ 6,215,735	¥ 31,830,845